Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Related party balances and transactions

Note 16 — Related party balances and transactions

The following is a list of related parties which the Group has transactions with:

(a)	Chengdu Jinjiang New Vision Training School (“New Vision”), a private non-enterprise organization significantly influenced by Ms. Jie Tong from April 1, 2020 to February 20, 2023. Ms. Jie Tong is the spouse of Mr. Yuan Li.
(b)	Mr. Yuan Li, 100% owner of the Company’s largest shareholder and one of the directors of the Company.
(c)	JD LIYUAN LIMITED, the Company’s largest shareholder.
(d)	Ms. Li Tan, key management of the Company.
(e)	Mr. Xiang Lan, key management of the Company.

Amounts due from related party

The amounts due from related party consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	4,439,705	—	—

All amounts due from related party are unsecured, interest-free and repayable on demand. The Group’s loans to Mr. Yuan Li for short-term financing were repaid by the end of June 30, 2025.

Amounts due to related parties

The amounts due to related parties consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	275,000	417,062	59,613
Ms. Li Tan	100	—	—
JD LIYUAN LIMITED	—	45,732	6,537
Mr. Xiang Lan	—	43	6
Total	275,100	462,837	66,156

Amounts due to Mr. Yuan Li represent the purchase payment he made for the vehicle on behalf of the Group, which purchase payments were made Mr. Yuan Li, mainly because vehicle installment payments can only be processed on behalf of the Group in the name of its legal representative, and such amounts were paid by him on behalf of the Group.

Amounts due to JD LIYUAN LIMITED are unsecured, interest - free and repayable on demand, which represent the advance expenses paid on behalf of the Group

Note 16 — Related party balances and transactions (continued)

Related party transactions

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue from a related party
New Vision	853,089	—	—	—

Advances made to related parties
Mr. Yuan Li	—	4,439,705	—	—

Collection from related parties
Mr. Yuan Li	—	—	4,439,705	634,597

Advances made from related parties
Mr. Yuan Li	—	275,000	417,062	59,613
Ms. Li Tan	—	100	—	—
Mr. Xiang Lan	—	—	43	6
JD LIYUAN LIMITED	—	—	45,732	6,537

Repayment made to related parties
Ms. Li Tan	—	—	100	14